Share-Based Compensation - Summary of Stock Options (Details) - Restricted Stock shares in Thousands, $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($) shares
Stock Units
Outstanding (in shares)	3,981
Granted (in shares)	955
Vested (in shares)	(1,164)
Forfeited (in shares)	(1)
Outstanding (in shares)	3,771
Vested and expected to vest (in shares)	3,467
Weighted Average Contractual Term
Outstanding	1 year 6 months 29 days
Vested and expected to vest	1 year 6 months 18 days
Aggregate Intrinsic Value
Outstanding | $	$ 188,036
Vested and expected to vest | $	$ 172,922